Intangible Assets - Changes in Intangible Assets and Goodwill (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	$ 7,709	$ 158,138	$ 155,501	$ 146,562
Amortization expense		(2,694)	(2,465)	(1,812)
Beginning balance		155,501	146,562
Right to produce and distribute trademark products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		75,396	76,649	81,255
Beginning balance		76,649	81,255
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		57,351	52,820	47,907
Beginning balance		52,820	47,907
Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		8,073	8,647	6,600
Beginning balance		8,647	6,600
Other indefinite lived intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		1,413	1,376	1,702
Beginning balance		1,376	1,702
Total unamortized intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		142,233	139,492	137,464
Beginning balance		139,492	137,464
Technology costs and management systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		4,247	4,404	4,392
Beginning balance		4,404	4,392
Customer Relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		9,192	9,023	1,619
Beginning balance		9,023	1,619
Alcohol licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		1,168	1,161	1,192
Beginning balance		1,161	1,192
Other.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		1,298	1,421	1,895
Beginning balance		1,421	1,895
Total amortized intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		15,905	16,009	9,098
Beginning balance		16,009	9,098
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		(10,032)	(8,961)	(6,840)
Amortization expense		(2,694)	(2,465)	(1,812)
Disposals		890	177	127
Effect of movements in exchange rates		787	195	238
Changes in value on the recognition of inflation effects		(54)	(28)	(28)
Beginning balance		(8,961)	(6,840)	(5,365)
Accumulated depreciation, amortisation and impairment | Technology costs and management systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		(6,414)	(6,469)	(5,174)
Amortization expense		(1,473)	(1,537)	(1,338)
Disposals		789	129	97
Effect of movements in exchange rates		792	142	160
Changes in value on the recognition of inflation effects		(53)	(29)	(29)
Beginning balance		(6,469)	(5,174)	(4,064)
Accumulated depreciation, amortisation and impairment | Customer Relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		(1,608)	(827)	(393)
Amortization expense		(791)	(467)	(112)
Effect of movements in exchange rates		10	32	25
Changes in value on the recognition of inflation effects			1
Beginning balance		(827)	(393)	(306)
Accumulated depreciation, amortisation and impairment | Alcohol licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		(838)	(736)	(637)
Amortization expense		(102)	(99)	(123)
Disposals				30
Beginning balance		(736)	(637)	(544)
Accumulated depreciation, amortisation and impairment | Other.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		(1,172)	(929)	(636)
Amortization expense		(328)	(362)	(239)
Disposals		101	48
Effect of movements in exchange rates		(15)	21	53
Changes in value on the recognition of inflation effects		(1)		1
Beginning balance		(929)	(636)	(451)
Accumulated depreciation, amortisation and impairment | Total amortized intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		(10,032)	(8,961)	(6,840)
Amortization expense		(2,694)	(2,465)	(1,812)
Disposals		890	177	127
Effect of movements in exchange rates		787	195	238
Changes in value on the recognition of inflation effects		(54)	(28)	(28)
Beginning balance		(8,961)	(6,840)	(5,365)
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		168,170	164,462	153,402
Additions		2,517	1,487	2,197
Acquisitions from business combinations (see Note 4)		8,879	22,804	7,782
Changes in fair value of past acquisitions			(34)	(22)
Disposals		(1,133)	(1,195)	(410)
Effect of movements in exchange rates		(5,468)	(10,615)	(7,109)
Changes in value on the recognition of inflation effects		62	38	(6)
Impairment		(1,149)
Beginning balance		164,462	153,402	150,970
Cost | Right to produce and distribute trademark products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		75,396	76,649	81,255
Additions		2	1
Changes in fair value of past acquisitions				(2,887)
Effect of movements in exchange rates		(1,255)	(4,607)	(3,475)
Beginning balance		76,649	81,255	87,617
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		57,351	52,820	47,907
Acquisitions from business combinations (see Note 4)		7,940	12,080	6,542
Changes in fair value of past acquisitions			(1,086)	2,903
Disposals		(12)	(183)
Effect of movements in exchange rates		(2,303)	(4,704)	(2,068)
Impairment		(1,094)
Beginning balance		52,820	47,907	40,530
Cost | Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		8,073	8,647	6,600
Acquisitions from business combinations (see Note 4)		65	2,101	469
Changes in fair value of past acquisitions			285
Disposals			(116)	(48)
Effect of movements in exchange rates		(584)	(8)	(515)
Impairment		(55)
Beginning balance		8,647	6,600	6,694
Cost | Other indefinite lived intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		1,413	1,376	1,702
Additions		127		208
Changes in fair value of past acquisitions				153
Disposals		(10)	(311)
Effect of movements in exchange rates		(80)	(4)	(100)
Beginning balance		1,376	1,702	1,441
Cost | Total unamortized intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		142,233	139,492	137,464
Additions		129	1	208
Acquisitions from business combinations (see Note 4)		8,005	14,181	7,011
Changes in fair value of past acquisitions			(801)	169
Disposals		(22)	(610)	(48)
Effect of movements in exchange rates		(4,222)	(9,323)	(6,158)
Impairment		(1,149)
Beginning balance		139,492	137,464	136,282
Cost | Technology costs and management systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		10,661	10,873	9,566
Additions		1,140	771	823
Acquisitions from business combinations (see Note 4)			26	759
Changes in fair value of past acquisitions				(6)
Transfer of completed development systems		262	398	412
Disposals		(973)	(164)	(232)
Effect of movements in exchange rates		(641)	276	(552)
Beginning balance		10,873	9,566	8,362
Cost | Customer Relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		10,800	9,850	2,012
Acquisitions from business combinations (see Note 4)		873	8,596
Changes in fair value of past acquisitions			745
Effect of movements in exchange rates		77	(1,503)	(113)
Beginning balance		9,850	2,012	2,125
Cost | Alcohol licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		2,006	1,897	1,829
Additions		145	111	191
Disposals		(36)	(43)	(130)
Beginning balance		1,897	1,829	1,768
Cost | Other.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		2,470	2,350	2,531
Additions		1,103	604	975
Acquisitions from business combinations (see Note 4)		1	1	12
Changes in fair value of past acquisitions			22	(185)
Transfer of completed development systems		(262)	(398)	(412)
Disposals		(102)	(378)
Effect of movements in exchange rates		(682)	(65)	(286)
Changes in value on the recognition of inflation effects		62	38	(6)
Beginning balance		2,350	2,531	2,433
Cost | Total amortized intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		25,937	24,970	15,938
Additions		2,388	1,486	1,989
Acquisitions from business combinations (see Note 4)		874	8,623	771
Changes in fair value of past acquisitions			767	(191)
Disposals		(1,111)	(585)	(362)
Effect of movements in exchange rates		(1,246)	(1,292)	(951)
Changes in value on the recognition of inflation effects		62	38	(6)
Beginning balance		$ 24,970	15,938	$ 14,688
Specialty's Caf & Bakery, Inc | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal			(1,425)
Specialty's Caf & Bakery, Inc | Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal			(1,194)
Specialty's Caf & Bakery, Inc | Cost | Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal			(215)
Specialty's Caf & Bakery, Inc | Cost | Other indefinite lived intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal			(11)
Specialty's Caf & Bakery, Inc | Cost | Total unamortized intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal			(1,420)
Specialty's Caf & Bakery, Inc | Cost | Other.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal			(5)
Specialty's Caf & Bakery, Inc | Cost | Total amortized intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Specialty's disposal			$ (5)